Annual Fund Operating Expenses - ETF - Vanguard Extended Duration Treasury Index Fund - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.06%